Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Apr. 29, 2011	Jun. 24, 2011	Oct. 29, 2010
Entity Information [Abstract]
Entity Registrant Name	MEDTRONIC INC
Entity Central Index Key	0000064670
Current Fiscal Year End Date	--04-29
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 38.1
Entity Common Stock, Shares Outstanding		1,060,963,265
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY